Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Due from related parties	$ 156	$ 488
Purchases	0	2,592
Sales	2,790	3,199
Entities Related to Mariano Costamagna
Related Party Transaction [Line Items]
Due from related parties		237
Due to related parties		1,191
Purchases		2,592
Sales		412
Cummins Westport, Inc.
Related Party Transaction [Line Items]
Due from related parties	150	236
Purchases	0	0
Sales	2,721	2,744
Ideas & Motion S.r.L.
Related Party Transaction [Line Items]
Due from related parties	6	15
Purchases	0	0
Sales	$ 69	$ 43